Average Annual Total Returns (Vanguard Tax-Managed Small-Cap Fund Retail)	Vanguard Tax-Managed Small-Cap Fund Vanguard Tax-Managed Small-Cap Fund - Admiral Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions Vanguard Tax-Managed Small-Cap Fund Vanguard Tax-Managed Small-Cap Fund - Admiral Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Tax-Managed Small-Cap Fund Vanguard Tax-Managed Small-Cap Fund - Admiral Shares 1/1/2014 - 12/31/2014	S&P SmallCap 600 Index Vanguard Tax-Managed Small-Cap Fund Vanguard Tax-Managed Small-Cap Fund - Admiral Shares 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	6.23%	5.96%	3.71%	5.76%
Five Years	17.25%	17.03%	14.01%	17.27%
Ten Years	9.06%	8.87%	7.43%	9.02%